Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 88.7%
Communication Services - 3.6%
308,145	Nexstar Media Group, Inc.	43,272,802
Consumer Discretionary - 12.3%
446,569	Century Casinos, Inc.*	4,586,264
760,199	Core-Mark Holding Co., Inc.	29,412,099
314,276	Culp, Inc.	4,836,708
458,830	Denny's Corp.*	8,309,411
409,099	Extended Stay America, Inc.	8,079,705
97,122	Helen of Troy Ltd.*	20,459,720
543,368	La-Z-Boy, Inc.	23,082,273
143,909	Murphy USA, Inc.	20,803,485
825,773	Vista Outdoor, Inc.*	26,482,540
		146,052,205
Consumer Staples - 4.5%
949,682	Sprouts Farmers Market, Inc.*	25,280,535
531,430	TreeHouse Foods, Inc.*	27,761,903
		53,042,438
Energy - 4.6%
1,692,056	ChampionX Corp.*	36,768,377
256,519	Natural Gas Services Group, Inc.*	2,421,539
143,263	REX American Resources Corp.*	12,058,447
261,359	Solaris Oilfield Infrastructure, Inc.	3,206,875
		54,455,238
Financials - 27.3%
115,191	Alerus Financial Corp.	3,430,388
166,173	Assurant, Inc.	23,558,346
487,870	Bancorp, Inc.*	10,108,666
1,564,926	Eastern Bankshares, Inc.	30,187,423
160,042	Hanover Insurance Group, Inc.	20,719,037
268,780	Kemper Corp.	21,427,142
1,765,714	MGIC Investment Corp.	24,455,139
820,860	Pacific Premier Bancorp, Inc.	35,658,158
329,764	Peapack Gladstone Financial Corp.	10,183,112
173,271	Primerica, Inc.	25,612,919
290,076	Renasant Corp.	12,003,345
639,845	TriState Capital Holdings, Inc.*	14,754,826
436,889	UMB Financial Corp.	40,337,961
944,764	Veritex Holdings, Inc.	30,912,678
88,151	Virtus Investment Partners, Inc.	20,759,561
		324,108,701
Industrials - 19.9%
241,354	Albany International Corp.	20,145,818
208,764	American Woodmark Corp.*	20,579,955
306,532	Comfort Systems USA, Inc.	22,919,398
204,247	CRA International, Inc.	15,244,996
213,604	Curtiss-Wright Corp.	25,333,434
570,795	Federal Signal Corp.	21,861,449
119,063	Kadant, Inc.	22,027,846
313,953	McGrath RentCorp	25,320,309
1,179,341	Mueller Water Products, Inc.	16,381,047
199,730	Simpson Manufacturing Co., Inc.	20,717,993
432,049	SPX Corp.*	25,175,495
		235,707,740
Information Technology - 10.5%
176,175	CMC Materials, Inc.	31,145,978
313,493	CTS Corp.	9,737,093
815,052	EchoStar Corp.*	19,561,248
238,450	MAXIMUS, Inc.	21,231,588
412,689	Onto Innovation, Inc.*	27,117,794
118,741	PC Connection, Inc.	5,508,395
190,695	Vectrus, Inc.*	10,190,741
		124,492,837
Materials - 3.0%
263,295	Eagle Materials, Inc.	35,389,481
Utilities - 3.0%
516,264	Portland General Electric Co.	24,507,052
1,022,849	Star Group L.P.	10,831,971
		35,339,023
Total Common Stocks (Cost $664,192,258)		1,051,860,465

Real Estate Investment Trusts - 7.1%
49,368	CTO Realty Growth, Inc.	2,567,630
126,162	EastGroup Properties, Inc.	18,076,491
1,046,726	Essential Properties Realty Trust, Inc.	23,896,755
468,833	Getty Realty Corp.	13,277,350
2,264,760	Ladder Capital Corp.	26,724,168
Total Real Estate Investment Trusts (Cost $64,692,957)		84,542,394

Short-Term Investments - 4.5%
Money Market Funds - 4.5%
53,198,153	First American Government Obligations Fund - Class Z, 0.03%#	53,198,153
Total Short-Term Investments (Cost $53,198,153)		53,198,153
Total Investments - 100.3% (Cost $782,083,368)		1,189,601,012
Liabilities in Excess of Other Assets - (0.3)%		(3,032,802)
NET ASSETS - 100.0%		$1,186,568,210

* Non-Income Producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.